Equity - Schedule of cash distributions (Details) - $ / shares	1 Months Ended
	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024
Equity [Abstract]
Cash dividend declared (in USD per share)	$ 0.04	$ 0.04	$ 0.03	$ 0.03	$ 0.01